Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Line Items]
Percentage of bad debt deduction	8.00%
Federal and state income taxes	$ 5,200,000
Bad debt deduction	1,300,000
Federal Net Operating Loss Carryforward [Member]
Income Taxes [Line Items]
Net operating loss carryforward	0	$ 130,000
State Net Operating Loss Carryforward [Member]
Income Taxes [Line Items]
Net operating loss carryforward	1,100,000	$ 1,900,000
Tax Year 2038 [Member]
Income Taxes [Line Items]
Net operating loss carryforward	240,000
Indefinitely [Member]
Income Taxes [Line Items]
Net operating loss carryforward	$ 900,000